                          ROPES & GRAY
                    One International Place
               Boston, Massachusetts  02110-2624
         WRITER'S DIRECT DIAL NUMBER:  (617) 951-7805


                                    February 26, 1996

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Form 24f-2 for Robertson Stephens
          Investment Trust (File No. 33-16439)
          ------------------------------------

Gentlemen:

     Enclosed for filing with the Commission on behalf of Robertson Stephens Investment Trust (the "Trust") pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, are a Form 24f-2 in respect of the Trust's fiscal year ended December 31, 1995, and a legal opinion of Ropes & Gray as to the shares to which the Form relates.

     Payment of the fee specified in subsection (c) of Rule 24f-2 in the amount of $ 316,973.67 has been forwarded to the Commission's lockbox under separate cover for receipt on or prior to the date of this filing.

     If you have any questions concerning the enclosed, please contact the undersigned at (617) 951-7805 or Timothy W. Diggins of this office at (617) 951-7389.

                                       Very truly yours,

                                       /s/ Davi G. Carsen
                                       Davi G. Carsen

DGC/cbw:3107488.01
Enclosures
cc:  Timothy W. Diggins, Esq.
     Mr. Robert I. Goldbaum

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
PLEASE PRINT OR TYPE.

1.   Name and address of issuer:
              Robertson Stephens Investment Trust
              555 California Street
              San Francisco, CA  94104

2.   Name of each series or class of funds for which this notice is filed:
              The Robertson Stephens Contrarian Fund
              The Robertson Stephens Developing Countries Fund
              The Robertson Stephens Emerging Growth Fund
              The Robertson Stephens Global Low-Priced Stock Fund
              The Robertson Stephens Global Natural Resources Fund
              The Robertson Stephens Growth & Income Fund
              The Robertson Stephens Information Age Fund
              The Robertson Stephens Partners Fund
              The Robertson Stephens Value + Growth Fund

3.   Investment Company Act File Number:
              811-5159

     Securities Act File Number:
              33-16439

4.   Last day of fiscal year for which this notice is filed:
              12/31/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                     / /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):
              Not applicable.

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
              - 0 -

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
              - 0 -

9.   Number and aggregate sale price of securities sold during the fiscal year:
          Number of Shares: 151,419,367
          Aggregate Sale Price: $2,760,402,783

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
          Number of Shares: 151,419,367
          Aggregate Sale Price: $2,760,402,783

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
          Number of Shares: 668,508
          Aggregate Sale Price: $13,002,885

12.  Calculation of registration fee:
    (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                                       $ 2,760,402,783

    (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                                       +    13,002,885

    (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                       - 1,854,182,024

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                       +

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv)] (if applicable):
                                                       $   919,223,644

    (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                                       x 1/2900
                                                       -------------------
    (vii) Fee due [line (i) or line (v) multiplied
          by line (vi)]:                               $    316,973.67
                                                       -------------------
                                                       -------------------

Instruction: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
             THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                     /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

             2/26/96

                                  SIGNATURES

    A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and the obligations of the Trust arising out of this Agreement are not binding upon any of the trustees, officers, or shareholders of the Trust individually but are binding only upon the assets and property of the Trust.

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By  (Signature and Title) */s/ Terry R. Otton
                          -------------------
                          Terry R. Otton
                          Treasurer and
                          Chief Financial Officer

Date:  February 26, 1996

   *Please print the name and title of the signing officer below the signature.

                                ROPES & GRAY
                           One International Place
                     Boston, Massachusetts  02110-2624

                                    February 26, 1996


Robertson Stephens Investment Trust
555 California Street
San Francisco, California  94104

Ladies and Gentlemen:

     We are furnishing this opinion in connection with the sale of 151,419,367 shares of beneficial interest (the "Shares") of Robertson Stephens Investment Trust (the "Trust") during the fiscal year ended December 31, 1995 pursuant to the provisions of Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended.

     In connection with this opinion, we have examined:

       (a) A copy of the Agreement and Declaration of Trust of the Trust, dated May 11, 1987 certified by the Secretary of the Trust.

       (b) A copy of the Amended and Restated Agreement and Declaration of Trust of the Trust, dated June 3, 1987, certified by the Secretary of State of The Commonwealth of Massachusetts.

       (c) A Certificate of Amendment of Agreement and Declaration of Trust dated October 15, 1990, certified by the Secretary of State of The Commonwealth of Massachusetts.

       (d) A Certificate of Amendment of Agreement and Declaration of Trust dated March 10, 1992, certified by the Secretary of State of The Commonwealth of Massachusetts.

       (e) A Certificate of Amendment of Agreement and Declaration of Trust dated December 1, 1994, certified by the Secretary of State of The Commonwealth of Massachusetts.

Robertson Stephens Investment Trust           -2-          February 26, 1996

       (f) Certificates of the Secretary of State of The Commonwealth of Massachusetts dated February 20, 1996 and February 22, 1996 listing the documents in respect of the Trust on file with such Secretary and certifying as to the authority of the Trust to exercise in The Commonwealth all of the powers recited in the Agreement and Declaration of Trust, and to transact business in The Commonwealth.

       (g) A copy of the By-Laws of the Trust certified by the Secretary of the Trust.

       (h) A certificate of the Secretary of the Trust dated February 26, 1996 as to, among other things, certain actions of the trustees of the Trust (the "Trustees") including without limitation actions of the Trustees in respect of the Robertson Stephens Contrarian Fund, Robertson Stephens Developing Countries Fund, Robertson Stephens Emerging Growth Fund, Robertson Stephens Global Low-Priced Stock Fund, Robertson Stephens Global Natural Resources Fund, Robertson Stephens Growth & Income Fund, Robertson Stephens Information Age Fund, Robertson Stephens Partners Fund, and Robertson Stephens Value + Growth Fund (each, a "Fund").

       (i) Such other certificates, documents, and records as we have deemed necessary for the purpose of giving this opinion.

     We have also examined (i) a copy of the Form 24f-2 (the "Form") to be filed pursuant to the Rule by you with the Securities and Exchange Commission relating to your registration of an indefinite number of shares of beneficial interest of the Trust pursuant to the Securities Act of 1933, as amended, and making definite registration of the Shares pursuant to the Rule, and (ii) a certificate of the Treasurer of the Trust stating that all of the Shares had been recorded as issued at December 31, 1995 and that the appropriate consideration therefor had been received by the Trust.

     We assume that appropriate action has been taken to register or qualify the sale of the Shares under any applicable state and federal laws regulating offerings and sales of securities, and that the Form will be timely filed with the Securities and Exchange Commission. We have also assumed that each of the Shares was sold for the consideration described in the Registration Statement of the Trust on Form N-1A, as amended to the date of such sale, and that such consideration was in each event at least equal to the net asset value per Share of such Shares.

     We were not involved in the organization of the Trust, and understand that in connection with the filing of the original registration statement of the Trust under the Securities Act of 1933, as amended, you received an opinion of other Massachusetts counsel to the effect that the Trust is an entity of the type commonly known as a "Massachusetts business trust". We have not examined independently the question of what law would govern the interpretation or enforcement of any provision of the Agreement and Declaration of Trust and have for this purpose assumed that the Trust is a duly established and validly existing

Robertson Stephens Investment Trust           -3-          February 26, 1996

unincorporated voluntary association with transferable shares under Massachusetts law (commonly known as a "Massachusetts business trust") and that the interpretation and enforcement of each provision of the Agreement and Declaration of Trust will be governed by the laws of The Commonwealth of Massachusetts.

     We have made such examination of Massachusetts law as we have deemed relevant for purposes of this opinion. We express no opinion as to the effect of laws, rules, and regulations of any state or jurisdiction other than The Commonwealth of Massachusetts.

     Based upon and subject to the foregoing, we are of the opinion that the Shares have been validly issued, fully paid, and nonassessable by the Trust.

     Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Agreement and Declaration of Trust disclaims liability of any shareholder for payment under any credit, contract, or claim against the Trust or any series of the Trust. The Agreement and Declaration of Trust provides for indemnification by the Trust of any shareholder or former shareholder held liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

     We consent to this opinion accompanying the Form.

                                      Very truly yours,

                                      /s/Ropes & Gray

                                      ROPES & GRAY

3107550.01